Fair Value Measurements - Schedule of Information About Fair Value Inputs Used to Calculate Fair Value (Details)	12 Months Ended
	Dec. 31, 2017 ft² Property $ / ft²	Dec. 31, 2016 ft² Property $ / ft²	Dec. 31, 2015 Property
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of Properties | Property	2,480	2,615	2,629
Fair Value Estimated Using Comparable Properties
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of Properties | Property	17	16
Fair Value Estimated Using Listing Price Or Broker Opinion Of Value
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of Properties | Property	1	17
Fair Value Estimated Using Signed Purchase And Sale Agreements
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of Properties | Property	8	9
Retail | Fair Value Estimated Using Comparable Properties
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Square Footage | ft²	364,940	290,770
Retail | Fair Value Estimated Using Comparable Properties | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	55.68	58.78
Retail | Fair Value Estimated Using Comparable Properties | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	13.66	17.17
Retail | Fair Value Estimated Using Comparable Properties | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	305.05	502.23
Retail | Fair Value Estimated Using Listing Price Or Broker Opinion Of Value
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Square Footage | ft²	22,500	516,916
Retail | Fair Value Estimated Using Listing Price Or Broker Opinion Of Value | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	88.89	40.80
Retail | Fair Value Estimated Using Listing Price Or Broker Opinion Of Value | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	88.89	15.40
Retail | Fair Value Estimated Using Listing Price Or Broker Opinion Of Value | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	88.89	170.72
Retail | Fair Value Estimated Using Signed Purchase And Sale Agreements
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Square Footage | ft²	150,376	265,610
Retail | Fair Value Estimated Using Signed Purchase And Sale Agreements | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	230.52	95.11
Retail | Fair Value Estimated Using Signed Purchase And Sale Agreements | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	55.30	19.66
Retail | Fair Value Estimated Using Signed Purchase And Sale Agreements | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	346.23	393.02
Industrial | Fair Value Estimated Using Comparable Properties
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Square Footage | ft²	370,824	104,864
Industrial | Fair Value Estimated Using Comparable Properties | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	5.35	26.43
Industrial | Fair Value Estimated Using Comparable Properties | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	3.30
Industrial | Fair Value Estimated Using Comparable Properties | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	8.56
Industrial | Fair Value Estimated Using Listing Price Or Broker Opinion Of Value
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Square Footage | ft²		149,627
Industrial | Fair Value Estimated Using Listing Price Or Broker Opinion Of Value | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)		9.09
Industrial | Fair Value Estimated Using Signed Purchase And Sale Agreements
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Square Footage | ft²	223,747
Industrial | Fair Value Estimated Using Signed Purchase And Sale Agreements | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	37.09
Industrial | Fair Value Estimated Using Signed Purchase And Sale Agreements | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	24.02
Industrial | Fair Value Estimated Using Signed Purchase And Sale Agreements | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	54.21
Office | Fair Value Estimated Using Comparable Properties
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Square Footage | ft²	161,346	135,675
Office | Fair Value Estimated Using Comparable Properties | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	40.14	35.00
Office | Fair Value Estimated Using Comparable Properties | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	24.82
Office | Fair Value Estimated Using Comparable Properties | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)	244.86
Office | Fair Value Estimated Using Listing Price Or Broker Opinion Of Value
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Square Footage | ft²		34,992
Office | Fair Value Estimated Using Listing Price Or Broker Opinion Of Value | Weighted Average
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted Average Price (usd/sq ft)		56.81